Note 15 - Segment Information - Identifiable Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Identifiable assets:
Thermal	$ 42,844	$ 39,984
Thermal [Member]
Identifiable assets:
Thermal	19,893	16,983
EMS [Member]
Identifiable assets:
Thermal	$ 22,951	$ 23,001